Share-Based Payments - Summary of Number of Options Outstanding (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about options outstanding [line items]
Options outstanding at the end of December	88
Brazil [Member] | Ambev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	99.8	113.8	127.3
Options exercised during the year	0.0	0.0	(5.2)
Options forfeited during the year	(11.8)	(14.0)	(8.3)
Options outstanding at the end of December	88.0	99.8	113.8
AB inBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	83.2	102.7	113.3
Options exercised during the year	(2.2)	(1.0)	(1.3)
Options forfeited during the year	(1.3)	(14.9)	(9.2)
Options lapsed during the year	(3.9)	(3.6)	0.0
Options outstanding at the end of December	75.8	83.2	102.7